Equity	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Equity
21.	Equity

(a)	Authorized capital
The Company has an authorized share capital of USD 50 thousand, corresponding to 630,000,000 authorized shares with a par value of USD 0.000079365 each. Therefore, the Company is authorized to increase capital up to this limit, subject to approval of the Board of Directors. The liability of each member is limited to the amount from time to time unpaid on such member’s shares.

(b)	Subscribed and paid-in capital and capital reserve
In October 2018, immediately prior to the completion of the IPO, each of the ordinary voting shares and Class C shares (5,881,050 shares) were converted into Class B common shares, and each of the outstanding ordinary non-voting
shares, as Class A common shares. Therefore, the Company has two share classes, Class A and Class B common shares, with the following rights:

•	each holder of Class A common shares is entitled to one vote per share on all matters to be voted on by shareholders generally, including the election of directors;

•	each holder of Class B common shares is entitled to 10 votes per share on all matters to be voted on by shareholders generally, including the election of directors;

•
the holders of our Class A common shares and Class B common shares are entitled to dividends and other distributions as may be recommended and declared from time to time by our board of directors out of funds legally available for that purpose, if any; and

•
upon our liquidation, dissolution or winding up, each holder of Class A common shares and Class B common shares will be entitled to share equally on a pro rata basis in the distribution of all of our assets remaining available for distribution after satisfaction of all our liabilities.

The Articles of Association provide that at any time when there are Class A common shares in issue, Class B common shares may only be issued pursuant to: (a) a share split, subdivision or similar transaction or as contemplated in the Articles of Association; or (b) a business combination involving the issuance of Class B common shares as full or partial consideration. A business combination, as defined in the Articles of Association, would include, amongst other things, a statutory amalgamation, merger, consolidation, arrangement or other reorganization.
At the Extraordinary General Meeting of Shareholders held on October 11, 2018, the Company’s shareholders approved a capital stock share split with a ratio to be determined by the Board of Directors. On October 14, 2018, the Board of Directors of the Company approved the 126:1 (one hundred twenty-six
for one) share split ratio. As a result of the share split, the Company’s historical financial statements have been revised to reflect number of shares and per share data as if the share split had been in effect for all periods presented.

Below are the issuances and repurchases of shares during 2018 and 2019 (after giving effect to the share split and conversion mentioned above):

	Number of shares
	Class A (former Ordinary non-voting)	Class B (former Ordinary voting)	Class C (extinguished)	Total
At December 31, 2017	60,775,470	154,685,538	7,695,072	223,156,080

Issuance	4,276,916	—	—	4,276,916
Initial public offering	54,902,209	(9,084,027)	—	45,818,182
Vested awards	5,742,843	—	—	5,742,843
Repurchase and cancellation	—	—	(1,814,022)	(1,814,022)
Reclassification	—	5,881,050	(5,881,050)	—

At December 31, 2018	125,697,438	151,482,561	—	277,179,999

Issuance	35,655	—	—	35,655
Vested awards	151,182	—	—	151,182
Reclassification	52,804,309	(52,804,309)	—	—

At December 31, 2019	178,688,584	98,678,252	—	277,366,836

In 2017, the Company had capital contributions in which 21,909,132 ordinary non-voting
shares (or Class A common shares after reclassification) were issued for an amount of R$527,531 to owners of the parent, and for an amount of R$ 1,483 to non-controlling
interest.
In addition, during 2017, the Company repurchased 11,994,444 shares which were cancelled. Total consideration paid for these shares was R$ 280,825.
In January 2018, the Company received capital contributions for an amount of R$ 3,240 for the issuance of 110,250 ordinary non-voting
shares (or Class A common shares after reclassification).
In July 2018, 1,814,022 Class C shares were repurchased by the Group for an initial consideration of R$ 63,230, which was subject to an additional payment upon the occurrence of certain events including the completion of an IPO, sale or private placement (“Capital Event”). Given the consummation of the IPO, such additional payment has been determined in R$ 79,210, calculated by multiplying the number of shares that have been redeemed by 90% of the share price in the Capital Event minus the initial consideration, paid on October 29, 2018, totalizing R$ 142,440.
As mentioned in Note 26, the Group granted 5,701,374 new awards of restricted share units (“RSUs”), stock options and incentive shares. Approximately 1,134,000 awards were reserved as anti-dilutive shares to be issued to the Company’s controlling shareholders pro-rata
upon vesting of the granted RSUs and stock option award.
As a result of the completion of the IPO described in Note 1, new shares were issued in October 2018 as follows:

(i)	45,818,182 new Class A common shares sold by the Company in the IPO;

(ii)	4,906,456 new Class A common shares sold by the selling shareholders in the IPO (and the related conversion of Class B common shares in connection with such sale);

(iii)
5,543,090 new Class A common shares as a result of the exercise of the underwriters’ option to purchase additional shares from the selling shareholders (and the related conversion of Class B common shares in connection with such sale);

(iv)	4,166,666 new Class A common shares sold by the Company in the placement exempt from registration;

(v)	5,333,202 new Class A common shares issued to certain employees upon consummation of the IPO in exchange for equity awards that they hold in subsidiaries and 939,708 are subject to a lock-up period;

(vi)
146,806 new Class A common shares underlying outstanding RSUs that vested in connection with the IPO plus 28,979 new Class A common shares granted to the founder shareholders as anti-dilutive shares pro rata upon the vesting of such RSUs, both including additional RSU awards vested in connection with the exercise of the underwriters’ option to purchase additional shares from the selling shareholders (Note 26);

(vii)	233,856 new Class A common shares as part of the purchase price consideration for the acquisition of the remaining 44.0% interest in Equals, effective upon the consummation of the IPO (Note 5);
During 2018, the Company received total capital contributions of R$ 4,229,153.
As of December 31, 2019, and 2018, all issued shares were paid in full.
The additional
paid-in
capital refers to the difference between the purchase price that the shareholders pay for the shares and their par value. Under Cayman Law, the amount in this type of account may be applied by the Company to pay distributions or dividends to members, pay up unissued shares to be issued as fully paid, for redemptions and repurchases of own shares, for writing off preliminary expenses, recognized expenses, commissions or for other reasons. All distributions are subject to the Cayman Solvency Test which addresses the Company’s ability to pay debts as they fall due in the natural course of business.
In April 2019, during the
follow-on
public offering, the vesting of some RSU awards was accelerated. Accordingly, Class A common shares were issued to our founder shareholders, as anti-dilutive shares. Also, in April, 2019, upon a lock-up
period end, some shareholders converted Class B shares to Class A shares.

(c)	Treasury shares
Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in equity.
In December 2019, the Company holds 6,870 Class A common shares in treasury.

(d)	Special reserve
Due to the reverse merger of StoneCo Brasil by Stone (see Note 1.2) (an intragroup restructuring of Brazilian subsidiaries), the excess paid to acquire the remaining 10.1% of the outstanding shares of Stone in 2017 (R$ 179,323, as mentioned in Note 28 (a)) will be deductible for the purposes of income tax and social contribution on net income. Thus, Stone has recognized a special reserve in shareholders’ equity in the amount of R$ 61,127 and a deferred tax asset.